Revenue Recognition (Tables)	12 Months Ended
Apr. 30, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Major Service Line
The majority of our revenues are from our U.S. business. The following table disaggregates our U.S. revenues by major service line, with all international businesses included in a single line and consists primarily of tax preparation revenues:

(in 000s)
Year ended April 30,	2018	2017	2016
REVENUES :
U.S. assisted tax preparation fees	$1,947,160	$1,902,212	$1,890,175
U.S. royalties	245,444	250,270	249,433
U.S. DIY tax preparation fees	243,159	219,123	234,341
International revenues	227,266	210,320	213,400
Revenues from Refund Transfers	171,959	148,212	162,560
Revenues from Emerald Card®	102,640	95,221	92,608
Revenues from Peace of Mind® Extended Service Plan	101,572	92,820	86,830
Revenues from Tax Identity Shield®	28,823	21,054	7,641
Interest and fee income on Emerald Advance	56,986	57,022	57,268
Other	34,922	40,060	43,897
	$3,159,931	$3,036,314	$3,038,153

Schedule Of Deferred Revenue Related To The Peace Of Mind Program
We defer revenues and incremental wages related to our POM and TIS programs. We also defer commissions paid to our franchisees and other costs related to the TIS program. The deferred wages and costs are amortized using the same method revenues are recognized.

						(in 000s)
POM	Deferred Revenue			Deferred Wages
Year ended April 30,	2018	2017	2016	2018	2017	2016
Balance, beginning of the period	$211,223	$204,342	$189,779	$31,344	$30,105	$28,095
Amounts deferred	122,650	120,691	119,915	18,148	17,442	17,397
Amounts recognized on previous deferrals	(115,599)	(113,810)	(105,352)	(16,809)	(16,203)	(15,387)
Balance, end of the period	$218,274	$211,223	$204,342	$32,683	$31,344	$30,105